Fixed Assets (Details 1) - USD ($)		Mar. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		$ 266,035,453		$ 204,689,867	$ 194,596,271
Other fixed assets, net		2,928,459		2,977,746	2,557,618
Total fixed assets, net		268,963,912		207,667,613	197,153,889
mv BULK PANGAEA [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		20,773,226		21,176,498	20,879,837
mv BULK DISCOVERY [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		0	[1]	3,741,375	13,583,813
Mv BULK CAJUN [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net	[2]			0	6,566,227
mv BULK PATRIOT [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		14,675,731		14,988,585	13,573,298
mv BULK JULIANA [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		13,819,455		14,023,118	14,614,596
mv NORDIC ODYSSEY [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		28,832,203		29,125,309	30,252,396
mv NORDIC ORION [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		29,342,470		29,627,397	30,449,503
mv BULK TRIDENT [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		16,247,252		16,430,154	16,273,240
mv BULK BEOTHUK [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		13,084,563		13,228,238	13,732,350
mv BULK NEWPORT [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		14,577,725		14,733,879	15,339,224
mv BULK PROVIDENCE [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net				0	10,114,377
mv BULK LIBERTY [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net				0	9,217,410
mv NORDIC BARENTS [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		6,845,904		7,000,000	0
mv NORDIC BOTHNIA [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		6,842,602		7,000,000	0
mv NORDIC OSHIMA [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net		33,428,350		$ 33,615,314	$ 0
m/v NORDIC OLYMPIC [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net	[3]	33,692,140
m/v NORDIC ODIN [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements of Property Plant And Equipment Net	[3]	$ 33,873,832

[1]	The Company committed to selling the m/v Bulk Discovery in January 2015, therefore, the net carrying value is included in current assets as vessels held for sale.
[2]	The Company entered into an agreement to sell the m/v BULK CAJUN on January 29, 2015. Accordingly, the vessel was reclassified as held for sale at December 31, 2014
[3]	The m/v Nordic Olympic was delivered to the Company on February 6, 2015 and the m/v Nordic Odin was delivered to the Company on February 13, 2015.